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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Amelia Peabody Foundation
   Address:      One Hollis Street
                 Wellesley, MA 02482

Form 13F File Number: 028-05989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
Title:   Trustee
Phone:   781-237-6468

Signature, Place, and Date of Signing:

/s/ Margaret St. Clair        Wellesley, Massachusetts    November 10, 2005
       [Signature]                [City, State]                [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        5

Form 13F Information Table Entry Total:   76

Form 13F Information Table Value Total:  $94,682 (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1.   28-05999  Bayard D. Waring
2.   28-05991  Margaret N. St. Clair
3.   28-05993  Philip B. Waring
4.   28-05995  Deborah Carlson
5.   28-05997  Thomas B. St. Clair

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                      AMELIA PEABODY FOUNDATION
                      FORM 13F INFORMATION TABLE
                    QUARTER ENDED SEPTEMBER 30, 2005

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ----------- ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION  MANAGERS   SOLE     SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ----------  ---------- ------   -------- ------

ABBOTT LABS                  Common        002824100    848      20,000   SH            Other    1,2,3,4,5     20,000   0      0
ALLIANCE RESOURCE
  PARTNERS                Unit Ben Int     01877R108    459      10,000   SH            Other    1,2,3,4,5     10,000   0      0
AMERICAN CAP STRATEGIES
  LTD                        Common        024937104  2,016      55,000   SH            Other    1,2,3,4,5     55,000   0      0
AMERIGAS PARTNERS LP         Common        030975106  1,931      60,000   SH            Other    1,2,3,4,5     60,000   0      0
APACHE CORP                  Common        037411105    376       5,000   SH            Other    1,2,3,4,5      5,000   0      0
APPLIED MATERIALS INC        Common        038222105    509      30,000   SH            Other    1,2,3,4,5     30,000   0      0
BAXTER INTERNATL
  7.000% PFD                Preferred      071813406  1,140      20,000   SH            Other    1,2,3,4,5     20,000   0      0
BHP BILLITON LTD ADR         Common         88606108  1,880      55,000   SH            Other    1,2,3,4,5     55,000   0      0
BP AMOCO PLC                 Common        055622104  1,417      20,000   SH            Other    1,2,3,4,5     20,000   0      0
CATERPILLAR INC              Common        149123101  2,350      40,000   SH            Other    1,2,3,4,5     40,000   0      0
CEMEX SOUTH AMERICA-
  SPONSORED                  Common        151290889  2,615      50,000   SH            Other    1,2,3,4,5     50,000   0      0
CISCO SYSTEMS INC            Common        17275R102    179      10,000   SH            Other    1,2,3,4,5     10,000   0      0
COMMERCE BANCORP INC NJ      Common        200519106  1,228      40,000   SH            Other    1,2,3,4,5     40,000   0      0
COMPUTER ASSOC INTL INC      Common        204912109      5         192   SH            Other    1,2,3,4,5        192   0      0
CORNING INC                  Common        219350105    967      50,000   SH            Other    1,2,3,4,5     50,000   0      0
DOMINION RES BLACK
  WARRIOR TR              Unit Ben Int     25746Q108  2,255      45,000   SH            Other    1,2,3,4,5     45,000   0      0
DOMINION RESOURCES INC VA    Common        25746U109  3,446      40,000   SH            Other    1,2,3,4,5     40,000   0      0
DUFF & PHELPS UTIL &
  CORPORATE                Unit Trust      26432K108    219      15,000   SH            Other    1,2,3,4,5     15,000   0      0
DUKE ENERGY CORP             Common        264399106  2,479      85,000   SH            Other    1,2,3,4,5     85,000   0      0
EL PASO CORPORATION          Common        28336L109    209      15,000   SH            Other    1,2,3,4,5     15,000   0      0
ENCANA CORP                  Common        292505104  1,749      30,000   SH            Other    1,2,3,4,5     30,000   0      0
ENERPLUS RESOURCES FUND    Unit Trust      29274D604  2,360      50,000   SH            Other    1,2,3,4,5     50,000   0      0
EQUITABLE RES INC            Common        294549100  2,734      70,000   SH            Other    1,2,3,4,5     70,000   0      0
FRONTLINE LTD                Common        G3682E127    882      20,000   SH            Other    1,2,3,4,5     20,000   0      0
GENENTECH INC                Common        368710406  2,947      35,000   SH            Other    1,2,3,4,5     35,000   0      0
GENERAL ELECTRIC CORP        Common        369604103  1,178      35,000   SH            Other    1,2,3,4,5     35,000   0      0
GREAT PLAINS ENERGY INC      Common        391164100  2,094      70,000   SH            Other    1,2,3,4,5     70,000   0      0
HEADWATERS INC               Common        42210P102  1,683      45,000   SH            Other    1,2,3,4,5     45,000   0      0
HEALTHCARE RLTY TR INC       Common        421946104    803      20,000   SH            Other    1,2,3,4,5     20,000   0      0
HOLLY CORP                   Common        435758305  1,919      30,000   SH            Other    1,2,3,4,5     30,000   0      0
HOME DEPOT INC               Common        437076102    763      20,000   SH            Other    1,2,3,4,5     20,000   0      0
ING GROEP NV SPONS ADR       Common        456837103  1,079      36,219   SH            Other    1,2,3,4,5     36,219   0      0
INTEL CORP                   Common        458140100  1,479      60,000   SH            Other    1,2,3,4,5     60,000   0      0
JOHNSON & JOHNSON            Common        478160104  3,164      50,000   SH            Other    1,2,3,4,5     50,000   0      0
JP MORGAN CHASE & CO         Common        46625H100    170       5,000   SH            Other    1,2,3,4,5      5,000   0      0
KEYCORP NEW                  Common        493267108    968      30,000   SH            Other    1,2,3,4,5     30,000   0      0
KINETIC CONCEPTS             Common        49460W208  1,420      25,000   SH            Other    1,2,3,4,5     25,000   0      0
LAZARD GLOBAL TOT
  RT & INC                   Common        52106W103  1,152      60,000   SH            Other    1,2,3,4,5     60,000   0      0
LAZARD LTD CLASS A           Common        G54050102    506      20,000   SH            Other    1,2,3,4,5     20,000   0      0
MOTOROLA INC                 Common        620076109  1,212      55,000   SH            Other    1,2,3,4,5     55,000   0      0
NABORS INDUSTRIES LTD        Common        G6359F103  2,514      35,000   SH            Other    1,2,3,4,5     35,000   0      0
NEW YORK CMNTY BANCORP
  INC                        Common        649445103    574      35,000   SH            Other    1,2,3,4,5     35,000   0      0
NORAM ENERGY CORP
  6.000% 3                    SDCV         655419AC3  2,298   2,303,300  PRN            Other    1,2,3,4,5  2,303,300   0      0
NOVARTIS AG SPONSORED ADR    Common        66987V109  1,020      20,000   SH            Other    1,2,3,4,5     20,000   0      0
PEABODY ENERGY CORP          Common        704549104  2,531      30,000   SH            Other    1,2,3,4,5     30,000   0      0
PETROFUND ENERGY TRUST       Common        71648W108  1,080      55,000   SH            Other    1,2,3,4,5     55,000   0      0
PFIZER INC                   Common        717081103    375      15,000   SH            Other    1,2,3,4,5     15,000   0      0
PLUM CREEK TIMBER CO INC     Common        729251108  1,137      30,000   SH            Other    1,2,3,4,5     30,000   0      0
PROCTER & GAMBLE CO          Common        742718109  2,378      40,000   SH            Other    1,2,3,4,5     40,000   0      0
RITE AID CORP                Common        767754104    194      50,000   SH            Other    1,2,3,4,5     50,000   0      0
ROYAL BK 8.500% PFD SER J   Preferred      780097853    532      20,000   SH            Other    1,2,3,4,5     20,000   0      0
SBC COMMUNICATIONS INC       Common        78387G103    839      35,000   SH            Other    1,2,3,4,5     35,000   0      0
SCHLUMBERGER LTD             Common        806857108  1,688      20,000   SH            Other    1,2,3,4,5     20,000   0      0
SENIOR HOUSING PROPERTIES
  TRUS                       Common        81721M109    570      30,000   SH            Other    1,2,3,4,5     30,000   0      0
SHIP FINANCE
  INTERNATIONAL LTD          Common        G81075106     60       3,000   SH            Other    1,2,3,4,5      3,000   0      0
SUNCOR ENERGY INC            Common        867229106  2,724      45,000   SH            Other    1,2,3,4,5     45,000   0      0
SUNOCO LOGISTICS
  PARTNERS LP                Common        86764L108     39       1,000   SH            Other    1,2,3,4,5      1,000   0      0
TEVA PHARMACEUTICAL INDS
  LTD A                      Common        881624209  1,671      50,000   SH            Other    1,2,3,4,5     50,000   0      0
TEXAS INSTRUMENTS INC        Common        882508104  1,865      55,000   SH            Other    1,2,3,4,5     55,000   0      0
TRANSCANADA CORP             Common        89353D107    306      10,000   SH            Other    1,2,3,4,5     10,000   0      0
UBS AG-REG                   Common        H8920M855  2,565      30,000   SH            Other    1,2,3,4,5     30,000   0      0
UNITEDHEALTH GROUP INC       Common        91324P102  4,215      75,000   SH            Other    1,2,3,4,5     75,000   0      0
USG CORP                     Common        903293405  1,374      20,000   SH            Other    1,2,3,4,5     20,000   0      0
WASHINGTON MUTUAL INC        Common        939322103    392      10,000   SH            Other    1,2,3,4,5     10,000   0      0
WASTE MANAGEMENT
  INTERNATIONAL              Common        94106L109    429      15,000   SH            Other    1,2,3,4,5     15,000   0      0
WELLPOINT INC                Common        94973V107    379       5,000   SH            Other    1,2,3,4,5      5,000   0      0
XCEL ENERGY INC              Common        98389B100    490      25,000   SH            Other    1,2,3,4,5     25,000   0      0
XTO ENERGY INC               Common        98385X106  1,586      35,000   SH            Other    1,2,3,4,5     35,000   0      0
ZIMMER HLDGS INC             Common        98956P102  2,067      30,000   SH            Other    1,2,3,4,5     30,000   0      0
                                                     ------
                                                     94,682
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